Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Total revenues	$ 823,265	[1]	$ 663,274	[1]	$ 619,764	[1]
Operating expenses
Cost of product	327,371	[1],[2]	246,476	[1],[2]	238,874	[1],[2]
Operation and maintenance	119,104	[1],[2]	103,887	[1],[2]	106,590	[1],[2]
General and administrative	39,114	[1],[2]	29,640	[1],[2]	33,171	[1],[2]
Property and other taxes	16,579	[1]	14,273	[1]	14,173	[1]
Depreciation, amortization and impairments	111,904	[1]	91,010	[1]	90,692	[1]
Total operating expenses	614,072	[1]	485,286	[1]	483,500	[1]
Operating income	209,193	[1]	177,988	[1]	136,264	[1]
Interest income - affiliates	28,560	[1],[3]	20,243	[1],[3]	20,717	[1],[3]
Interest expense	(30,345)	[1],[4]	(18,794)	[1],[4]	(9,955)	[1],[4]
Other income (expense), net	(44)	[1]	(538)	[1]	1,628	[1]
Income before income taxes	207,364	[1]	178,899	[1]	148,654	[1]
Income tax expense	19,018	[1]	21,702	[1]	22,159	[1]
Net income (loss)	188,346	[1]	157,197	[1]	126,495	[1]
Net income attributable to noncontrolling interests	14,103	[1]	11,005	[1]	10,260	[1]
Net income attributable to Western Gas Partners, LP	174,243	[1]	146,192	[1]	116,235	[1]
Limited partners' interest in net income:
Pre-acquisition net (income) loss allocated to Parent	(34,084)	[1]	(32,061)	[1]	(44,827)	[1]
General partner interest in net (income) loss	(8,599)	[1],[5]	(3,067)	[1],[5]	(1,428)	[1],[5]
Limited partners' interest in net income	131,560	[1],[5]	111,064	[1],[5]	69,980	[1],[5]
Common [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	110,542		68,410		37,035
Subordinated [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	21,018		42,654		32,945
Affiliates
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	217,852	[1]	192,286	[1]	181,477	[1]
Natural gas, natural gas liquids and condensate sales	417,547	[1]	369,903	[1]	330,855	[1]
Equity income and Other, net	13,598	[1]	9,439	[1]	9,518	[1]
Total revenues	648,997	[1],[6]	571,628	[1],[6]	521,850	[1],[6]
Operating expenses
Cost of product	83,722	[6]	95,667	[6]	94,999	[6]
Operation and maintenance	51,339	[7]	46,379	[7]	41,444	[7]
General and administrative	31,855	[8]	23,807	[8]	27,408	[8]
Total operating expenses	166,916		165,853		163,851
Interest expense	(4,935)	[9]	(6,924)	[9]	(9,096)	[9]
Third Parties
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	83,477	[1]	60,987	[1]	64,989	[1]
Natural gas, natural gas liquids and condensate sales	84,836	[1]	26,134	[1]	30,790	[1]
Equity income and Other, net	5,955	[1]	4,525	[1]	2,135	[1]
Total revenues	174,268	[1]	91,646	[1]	97,914	[1]
Operating expenses
Interest expense	$ (25,410)		$ (11,870)		$ (859)
Limited Partners Member | Common [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted	$ 1.64	[1]	$ 1.66	[1]	$ 1.25	[1]
Limited Partners Member | Subordinated [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted	$ 1.28	[1],[10]	$ 1.61	[1],[10]	$ 1.24	[1],[10]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $83.7 million, $95.7 million and $95.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Operation and maintenance includes charges from Anadarko of $51.3 million, $46.4 million and $41.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. General and administrative includes charges from Anadarko of $31.9 million, $23.8 million and $27.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. See Note 5.
[3]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the Partnership assets prior to their acquisition were entirely settled through an adjustment to parent net equity.
[4]	Includes affiliate (as defined in Note 1) interest expense of $4.9 million, $6.9 million and $9.1 million for years ended December 31, 2011, 2010 and 2009, respectively. See Note 10.
[5]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See also Note 4.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred under the services and secondment agreement, as applicable.
[8]	Represents general and administrative expense incurred under the omnibus agreement, as applicable.
[9]	Represents interest expense recognized on the note payable to Anadarko.
[10]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. See Note 4.